Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
		Apr. 22, 2015	Apr. 01, 2015	Mar. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to partners				$ 11.8
Incentive distribution holder rights	[1],[2]			0.0
Total distributions declared				11.2
Undistributed earnings				0.6
Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution declared on Common and Subordinated unitholders		$ 12.1
Quarterly distribution per unit		$ 0.1750
Subsequent Event | DCG | Affiliates | Partnership Interest
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution declared on Common and Subordinated unitholders			$ 0.9
Number of common units issued			5,112,139
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to partners				5.9
Distribution declared on Common and Subordinated unitholders	[2]			5.6
Total distributions declared				5.6
Undistributed earnings				$ 0.3
Weighted average units outstanding				31,980,110
Net income per limited partner unit (basic and diluted)				$ 0.19
Subordinated Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to partners				$ 5.9
Distribution declared on Common and Subordinated unitholders	[2]			5.6
Total distributions declared				5.6
Undistributed earnings				$ 0.3
Weighted average units outstanding				31,972,789
Net income per limited partner unit (basic and diluted)				$ 0.19

[1]	Dominion is a non-economic general partner that holds all of the IDRs.
[2]	On April 22, 2015, the Board of Directors of our general partner declared a quarterly cash distribution of $0.1750 per unit, totaling $12.1 million, for the three month period ending March 31, 2015. This distribution will be paid on May 15, 2015 to unitholders of record on May 5, 2015. The amount of distributions declared shown above is based on the units outstanding at March 31, 2015, and therefore excludes $0.9 million of distributions that will be paid on 5,112,139 common units issued to Dominion on April 1, 2015, in connection with the acquisition of DCG. See Note 2 for further information.